Aug. 2, 2005


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549-1004

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

Re:        AXP High Yield Income Series, Inc.
              AXP High Yield Bond Fund
           Post-Effective Amendment No. 41
           File No. 2-86637/811-3848

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 41 (Amendment). This Amendment was filed electronically on July 28, 2005.

If you have any questions concerning this filing, please contact either me at
(612) 671-7981 or Erin Nygard at (612) 671-2543.

Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.